Basis of presentation and Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis Of Presentation (Textual) [Abstract]
Depreciation of vessels and equipment	$ 73.2	$ 72.8	$ 69.0
Interest cost capitalized to vessels and equipment	$ 3.1	$ 4.2	$ 10.8
Tax rate in Spain	30.00%
Effective income tax rate on revenue by Spanish vessels tax credit	90.00%
Effective tax rate on revenues by Spanish vessels	3.00%
Interest costs capitalized to vessels and equipment	3.1	4.2	10.8
Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	25
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	30
LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	35